Other Liabilities And Provisions	12 Months Ended
Dec. 31, 2014
Other Liabilities And Provisions [Abstract]
Other Liabilities And Provisions

14.Other Liabilities and Provisions

As at December 31	2014	2013

The Bow Office Building (See Note 9)	$1,486	$1,631
Capital Lease Obligations (See Note 9)	473	544
Unrecognized Tax Benefits (See Note 7)	279	133
Pensions and Other Post-Employment Benefits (See Note 21)	144	110
Long-Term Incentives (See Note 20)	70	58
Other	32	44
	$2,484	$2,520

Long-Term Incentives was previously reported in Other in 2013.

The Bow Office Building

As described in Note 9, Encana has recognized the accumulated costs for The Bow office building, which is under a 25-year lease agreement.  At the conclusion of the 25-year term, the remaining asset and corresponding liability are expected to be derecognized.  Encana has also subleased part of The Bow office space to a subsidiary of Cenovus.  The total undiscounted future payments related to the lease agreement and the total undiscounted future amounts expected to be recovered from the Cenovus sublease are outlined below.

(undiscounted)	2015	2016	2017	2018	2019	Thereafter	Total

Expected Future Lease Payments	$80	$81	$82	$82	$83	$1,652	$2,060
Sublease Recoveries	$(39)	$(40)	$(40)	$(40)	$(41)	$(812)	$(1,012)

Capital Lease Obligations

As described in Note 9, the Company has several lease arrangements that are accounted for as capital leases, including an office building, equipment and an offshore production platform.

The PFC commenced commercial operations in December 2013.  Accordingly, Encana derecognized the asset under construction and related liability and recorded the PFC as a capital lease asset with a corresponding capital lease obligation.  Under the lease contract, Encana has a purchase option and the option to extend the lease for 12 one-year terms at fixed prices after the initial lease term expires in 2021.   As a result, the lease contract qualifies as a variable interest and the related leasing entity qualifies as a variable interest entity ("VIE").  Encana is not the primary beneficiary of the VIE as the Company does not have the power to direct the activities that most significantly impact the VIE's economic performance.  Encana is not required to provide any financial support or guarantees to the lease entity and its affiliates, other than the contractual payments under the lease and operating contracts.

The total expected future lease payments related to the Company’s capital lease obligations are outlined below.

	2015	2016	2017	2018	2019	Thereafter	Total

Expected Future Lease Payments	$98	$98	$99	$99	$99	$232	$725
Less Amounts Representing Interest	39	36	32	27	23	36	193
Present Value of Expected
Future Lease Payments	$59	$62	$67	$72	$76	$196	$532